NATURE OF OPERATIONS, BACKGROUND, BASIS OF PRESENTATION AND REVERSE ACQUISITION	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
NATURE OF OPERATIONS, BACKGROUND, BASIS OF PRESENTATION AND REVERSE ACQUISITION
1.	NATURE OF OPERATIONS, BACKGROUND, BASIS OF PRESENTATION AND REVERSE ACQUISITION

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with generally accepted accounting principles for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, they do not include all the information and footnotes required by generally accepted accounting principles for complete financial statements. In the opinion of management of Xcel Brands, Inc., (Xcel, the "Company", “we”, “us”, or “our”), all adjustments (consisting primarily of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the three months ended March 31, 2012 (“Current Quarter”) are not necessarily indicative of the results that may be expected for a full fiscal year.

On September 29, 2011 (the “Acquisition Date”), the Company acquired from IM Ready-Made, LLC certain assets and assumed certain obligations (the “Isaac Mizrahi Isaac Mizrahi Business’) whereby the Isaac Mizrahi Business was deemed to be the Predecessor of the Company for financial statement presentation purposes. Accordingly, the accompanying financial statements designate periods preceding the Acquisition Date as relating to the Predecessor and all references to periods on and after September 29, 2011 shall be referred to as Successor.

For further information, refer to the consolidated financial statements and footnotes thereto included in the Company's Annual Report on Form 10-K for the year ended December 31, 2011 (“2011”).

1. NATURE OF OPERATIONS, BACKGROUND, BASIS OF PRESENTATION AND REVERSE ACQUISITION

Xcel Brands, Inc. ("XCel", “we”, “our” or the "Company") engages in the design, licensing, and marketing of the Isaac Mizrahi brand with a focus on a variety of product categories featuring the IM Trademarks.

On September 29, 2011, NetFabric Holdings, Inc. (NetFabrics), a public “Shell Company”, entered into an Agreement of Merger and Plan of Reorganization (the “Merger Agreement”) pursuant to which a subsidiary of NetFabrics was merged with and into XCel, with XCel surviving as a wholly-owned subsidiary of the Company (the “Merger”). This resulted in the owners of XCel (the "accounting acquirer") having actual or effective operating control of the Company after the transaction, with the shareholders of NetFabrics (the "legal acquirer") continuing only as passive investors. No goodwill was recognized since Net Fabrics was a Shell Company.

Also on September 29, 2011, the Company acquired the Isaac Mizrahi Business (the “Transaction”) (see Note 3). The Transaction was accounted for as a business combination, whereby the purchase price paid to effect the Transaction was allocated to record acquired assets and assumed liabilities at their fair value as of the acquisition date.

As XCel had limited operations prior to the Transaction, the Isaac Mizrahi Business was deemed to be the Predecessor of the Company for financial statement presentation purposes. Accordingly, the accompanying financial statements designate periods preceding the Transaction as relating to the Predecessor and all references to periods after September 29, 2011 (Transaction date) shall be referred to as Successor.